Interest Income (Expense), Net - Summary of Interest Income (Expense), Net (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments Debt And Equity Securities [Abstract]
Income	$ 55	$ 47	$ 30
Expense	(54)	(54)	(52)
Total	$ 1	$ (7)	$ (22)